51 Madison Avenue

New York, New York 10010

December 14, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

RE:	IndexIQ ETF Trust (“Registrant”)
Registration Nos.: 333-152915 and 811-22227

Dear Sir or Madam:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated December 7, 2018 to the Prospectuses for the IQ Real Return ETF and IQ Leaders GTAA Tracker ETF (Accession Number: 0000891092-18-008782). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions please do not hesitate to contact me at (212) 576-7634.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary

cc:	Mr. Jonathan Zimmerman
Ms. Kathleen H. Moriarty, Esq.
Mr. Gregory E. Xethalis, Esq.